Equity - Schedule of Attributable to the Equity Holders of the Bank (Detail) - CLP ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share [abstract]
Net income (loss) for the period	$ 273,410	$ (808,784)	$ 113,684
Weighted average number of outstanding shares	598,861	512,407	512,407
Assumed convertible debt conversion	0	0	0
Adjusted number of outstanding shares	598,861	512,407	512,407
Basic earnings per share (Chilean pesos)	$ 0.457	$ (1.578)	$ 0.222
Diluted earnings per share
Net income (loss) for the period	$ 273,410	$ (808,784)	$ 113,684
Weighted average number of outstanding shares	598,861	512,407	512,407
Dilutive effects
Assumed convertible debt conversion	0	0	0
Conversion of common shares	0	0	0
Options rights	0	0	0
Adjusted number of shares	598,861	512,407	512,407
Diluted earnings per share (Chilean pesos)	$ 0.457	$ (1.578)	$ 0.222